INCOME TAX AND DEFERRED TAX ASSETS - Deferred tax assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred Tax Assets:
Allowance for CECL - accounts receivable	$ 56,337
Net operating loss - UK	245,381	$ 218,712
Total deferred tax assets	301,718	218,712
Valuation allowance	(245,381)	$ (218,712)
Net deferred tax assets	$ 56,337